Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Beijing Jingjing Jiahong | Purchase of raw materials and machineries
Related Party Transaction
Purchases	¥ 1,713	$ 270	¥ 28,892	¥ 29,960
China Bright Group Co. Limited | Purchase of raw materials
Related Party Transaction
Purchases	23,613	3,725	12,011	12,811
Golden Meditech Holdings Limited (GMHL) | Consultancy expenses
Related Party Transaction
Expenses incurred	7,699	1,214	0	0
Golden Meditech Holdings Limited (GMHL) | General and administrative expenses
Related Party Transaction
General and administrative expenses	¥ 7,501	$ 1,183	¥ 16,666	¥ 4,010